Condensed Balance Sheets - USD ($)	Jun. 30, 2020	Feb. 14, 2020	Dec. 31, 2019		Dec. 31, 2018
Current assets:
Cash	$ 496,557	$ 50,000
Due from related party		1	1
Prepaid expenses	257,884
Total current assets	754,441	50,001	1
Cash and cash equivalents held in Trust Account	176,761,388
Total assets	177,515,829	50,001	1
Current liabilities:
Accounts payable	36,093	325	278
Accrued expenses	27,751
Note payable - related party	14,194	50,000
Total current liabilities	78,038	50,325	278
Long term liabilities
Total liabilities	78,038	50,325	278
Commitments
Class A Common stock subject to possible redemption; 17,074,119 (at redemption value of approximately $10.10 per share at June 30, 2020)	172,437,785
Stockholders' equity (deficit):
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Class A Common stock, $0.0001 par value; 100,000,000 shares authorized; 1,075,881 issued and outstanding as of June 30, 2020 and none issued and outstanding as of December 31, 2019 (excluding 17,074,119 subject to possible redemption)	108
Class B Common stock, $0.0001 par value; 25,000,000 shares authorized; 4,375,000 issued and outstanding as of June 30, 2020 and December 31, 2019, respectively.	437	575	575
Additional paid-in capital	5,086,056
Accumulated deficit	(86,595)	(899)	(852)
Total stockholders' equity (deficit)	5,000,006	(324)	(277)	[1]
Total liabilities and stockholders' equity (deficit)	177,515,829	$ 50,001	1
EOS ENERGY STORAGE, LLC
Current assets:
Cash	920,000		862,000		$ 5,498,000
Grants receivable	114,000		326,000		678,000
Inventory					801,000
Accounts receivable	76,000
Receivable on sale of state tax attributes			4,060,000		0
Vendor deposit	156,000		252,000
Prepaid and other current assets	34,000		736,000		383,000
Total current assets	1,300,000		5,984,000		7,360,000
Property and equipment, net	5,777,000		5,316,000		6,542,000
Intangible assets, net	340,000		360,000		400,000
Investment in joint venture	1,100,000		589,000
Security deposit	795,000		808,000		744,000
Total assets	9,312,000		13,057,000		15,046,000
Current liabilities:
Accounts payable and accrued expenses	10,631,000		8,181,000		9,208,000
Convertible notes payable - related party	85,636,000		76,559,000		2,350,000
Notes payable					1,000,000
Capital lease, current portion	13,000		13,000		56,000
Embedded derivative liability	1,037,000		1,681,000
Contract liabilities, current portion	327,000		300,000		58,000
Total current liabilities	97,644,000		86,734,000		12,672,000
Long term liabilities
Deferred rent	713,000		663,000		494,000
Capital lease	12,000		17,000		46,000
Contract liabilities					660,000
Total long term liabilities	725,000		680,000		1,200,000
Total liabilities	98,369,000		87,414,000		13,872,000
Commitments	109,841,000		109,365,000
CONTINGENTLY REDEEMABLE PREFERRED UNITS (NOTE 13)	109,841,000		109,365,000		105,548,000
Stockholders' equity (deficit):
Members' capital	20,402,000		20,346,000		20,211,000
Accumulated deficit	(219,300,000)		(204,068,000)		(124,585,000)
Total stockholders' equity (deficit)	(198,898,000)		(183,722,000)		(104,374,000)
Total liabilities and stockholders' equity (deficit)	$ 9,312,000		$ 13,057,000		$ 15,046,000

[1]	Includes an aggregate of 750,000 shares that are subject to forfeiture to the extent that the underwriter's over-allotment is not exercised in full (Note 4). On February 3, 2020, the Company conducted a 1:575 stock split and reclassification for each share outstanding (Note 4).